Document and Entity Information	Oct. 04, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 04, 2024
Entity Registrant Name	ONKURE THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40315
Entity Tax Identification Number	47-2309515
Entity Address Address Line 1	6707 Winchester Circle
Entity Address Address Line 2	Suite 400
Entity Address City Or Town	Boulder
Entity Address State Or Province	CO
Entity Address Postal Zip Code	80301
City Area Code	720
Local Phone Number	307-2892
Entity Information Former Legal Or Registered Name	Reneo Pharmaceuticals, Inc.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	OKUR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001637715
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	18575 Jamboree Road
Entity Address Address Line 2	Suite 275-S
Entity Address City Or Town	Irvine
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92612